OTHER FINANCIAL DATA - FOREIGN CURRENCY TRANSLATION (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Foreign Currency Translation [Line Items]
Foreign Currency Transaction Gain (Loss), before Tax	$ 9	$ 11		$ 4
Luz Del Sur [Member]
Foreign Currency Translation [Line Items]
Equity Method Investment, Functional Currency To Reporting Currency Adjustment				5
Chilquinta Energia [Member]
Foreign Currency Translation [Line Items]
Equity Method Investment, Functional Currency To Reporting Currency Adjustment		$ (10)	[1]	$ 34

[1]	As discussed in Note 3, the cumulative foreign currency translation adjustment balances totaling $54 million in Accumulated Other Comprehensive Income (Loss) as of April 6, 2011 were reclassified to net income as a result of the gain on the remeasurement of our equity method investments in Chilquinta Energía and Luz del Sur during the second quarter of 2011.